Columbia High Yield Bond Fund
Third Quarter Report
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia High Yield Bond Fund, February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services 0.1%
Wireless Telecommunication Services 0.1%
Altice Luxco 3(a)	82,594	1,548,460
Total Communication Services		1,548,460
Total Common Stocks (Cost $10)		1,548,460

Convertible Bonds 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.6%
NextEra Energy Partners LP(b)
06/15/2026	2.500%	7,035,000	6,964,650
Total Convertible Bonds (Cost $6,943,776)			6,964,650

Corporate Bonds & Notes 91.5%

Aerospace & Defense 2.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%	1,139,000	1,136,322
10/01/2031	5.125%	3,617,000	3,634,216
TransDigm, Inc.(b)
03/01/2029	6.375%	5,529,000	5,684,865
03/01/2032	6.625%	3,229,000	3,344,055
01/15/2033	6.000%	2,379,000	2,422,494
05/31/2033	6.375%	5,072,000	5,180,399
01/31/2034	6.750%	2,906,000	3,017,018
07/31/2034	6.125%	730,000	741,523
Total			25,160,892
Agencies 0.1%
Matador Resources Co.(b),(c)
04/15/2034	6.000%	807,000	807,984
Airlines 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2029	5.750%	3,490,691	3,531,688
Automotive 2.5%
American Axle & Manufacturing, Inc.(b)
10/15/2032	6.375%	1,337,000	1,361,165
10/15/2033	7.750%	4,218,000	4,285,489
Clarios Global LP/US Finance Co.(b)
02/15/2030	6.750%	1,637,000	1,714,404
09/15/2032	6.750%	2,375,000	2,465,480
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Forvia SE(b)
09/15/2033	6.750%	1,356,000	1,392,179
IHO Verwaltungs GmbH(b),(d)
11/15/2032	8.000%	1,948,000	2,078,362
Nissan Motor Acceptance Co. LLC(b)
09/30/2030	6.125%	1,252,000	1,254,787
Nissan Motor Co., Ltd.(b)
07/17/2032	7.750%	557,000	595,043
07/17/2035	8.125%	3,695,000	4,026,072
ZF North America Capital, Inc.(b)
04/14/2030	7.125%	1,203,000	1,232,989
03/24/2031	7.500%	2,405,000	2,477,140
04/23/2032	6.875%	6,822,000	6,845,362
Total			29,728,472
Banking 0.2%
Ally Financial, Inc.
Subordinated
02/14/2033	6.700%	1,642,000	1,709,637
Ally Financial, Inc.(e)
Subordinated
01/17/2040	6.646%	584,000	583,536
Total			2,293,173
Brokerage/Asset Managers/Exchanges 2.0%
Aretec Escrow Issuer 2, Inc.(b)
08/15/2030	10.000%	2,769,000	2,949,204
Aretec Escrow Issuer, Inc.(b)
04/01/2029	7.500%	3,901,000	3,854,861
Focus Financial Partners LLC(b)
09/15/2031	6.750%	1,668,000	1,666,751
Hightower Holding LLC(b)
04/15/2029	6.750%	1,727,000	1,710,799
01/31/2030	9.125%	4,164,000	4,323,047
Jane Street Group/Finance, Inc.(b)
05/01/2033	6.750%	1,130,000	1,159,343
Osaic Holdings, Inc.(b)
08/01/2032	6.750%	4,158,000	4,196,285
08/01/2033	8.000%	3,934,000	3,923,045
Total			23,783,335
Building Materials 1.6%
LBM Acquisition LLC(b)
01/15/2029	6.250%	1,255,000	955,729
06/15/2031	9.500%	3,022,000	2,819,524

Columbia High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quikrete Holdings, Inc.(b)
03/01/2032	6.375%	4,400,000	4,573,546
03/01/2033	6.750%	1,648,000	1,712,696
QXO Building Products, Inc.(b)
04/30/2032	6.750%	2,225,000	2,305,936
Standard Building Solutions, Inc.(b)
08/15/2032	6.500%	2,523,000	2,599,251
08/01/2033	6.250%	580,000	590,634
White Cap Supply Holdings LLC(b)
11/15/2030	7.375%	3,332,000	3,385,682
Total			18,942,998
Cable and Satellite 5.4%
CCO Holdings LLC/Capital Corp.(b)
06/01/2029	5.375%	2,730,000	2,724,208
03/01/2030	4.750%	5,338,000	5,160,822
08/15/2030	4.500%	4,269,000	4,068,147
03/01/2031	7.375%	1,235,000	1,274,332
02/01/2032	4.750%	4,141,000	3,848,228
02/01/2033	7.000%	1,040,000	1,063,483
06/01/2033	4.500%	670,000	598,543
01/15/2034	4.250%	4,560,000	3,980,265
02/01/2036	7.375%	1,195,000	1,213,019
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,030,000	1,858,780
CSC Holdings LLC(b)
04/15/2027	5.500%	520,000	439,931
02/01/2028	5.375%	1,020,000	734,519
04/01/2028	7.500%	460,000	258,611
05/15/2028	11.250%	681,000	539,411
01/31/2029	11.750%	1,770,000	1,261,436
02/01/2029	6.500%	1,199,000	756,743
01/15/2030	5.750%	2,571,000	994,616
12/01/2030	4.625%	1,277,000	472,567
02/15/2031	3.375%	2,688,000	1,606,382
DISH DBS Corp.
07/01/2028	7.375%	915,000	884,838
06/01/2029	5.125%	1,306,000	1,162,600
DISH DBS Corp.(b)
12/01/2028	5.750%	2,603,000	2,521,095
DISH Network Corp.(b)
11/15/2027	11.750%	6,231,000	6,435,870
EchoStar Corp.
11/30/2029	10.750%	5,185,670	5,663,571
EchoStar Corp.(d)
11/30/2030	6.750%	1,932,949	1,959,628
Sirius XM Radio, Inc.(b)
09/01/2026	3.125%	3,338,000	3,319,949
07/15/2028	4.000%	615,000	600,492
07/01/2030	4.125%	1,890,000	1,780,903
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Finance PLC(b)
07/15/2030	5.000%	2,171,000	1,821,690
VZ Secured Financing BV(b)
01/15/2032	5.000%	6,211,000	5,521,410
Total			64,526,089
Chemicals 5.0%
Ashland LLC(b)
09/01/2031	3.375%	5,130,000	4,711,163
Celanese US Holdings LLC
04/15/2030	6.500%	798,000	816,071
02/15/2031	7.000%	1,175,000	1,211,068
07/15/2032	6.879%	953,000	1,003,945
04/15/2033	6.750%	1,142,000	1,171,352
11/15/2033	7.200%	2,117,000	2,275,694
02/15/2034	7.375%	1,526,000	1,566,499
Element Solutions, Inc.(b)
09/01/2028	3.875%	2,432,000	2,390,476
Herens Holdco Sarl(b)
05/15/2028	4.750%	1,777,000	1,562,880
INEOS Finance PLC(b)
05/15/2028	6.750%	1,074,000	994,957
04/15/2029	7.500%	4,533,000	4,040,542
INEOS Quattro Finance 2 PLC(b)
03/15/2029	9.625%	6,170,000	5,290,811
Innophos Holdings, Inc.(b)
06/15/2029	11.500%	3,421,851	3,078,370
Inversion Escrow Issuer LLC(b)
08/01/2032	6.750%	3,546,000	3,494,706
Olympus Water US Holding Corp.(b)
10/01/2028	4.250%	1,200,000	1,167,368
10/01/2029	6.250%	1,758,000	1,725,995
06/15/2031	7.250%	3,344,000	3,422,991
02/15/2033	7.250%	2,308,000	2,298,725
Qnity Electronics, Inc.(b)
08/15/2032	5.750%	1,290,000	1,319,896
08/15/2033	6.250%	1,035,000	1,075,362
Tronox, Inc.(b)
03/15/2029	4.625%	1,788,000	1,385,945
09/30/2030	9.125%	645,000	635,673
WR Grace Holdings LLC(b)
08/15/2029	5.625%	6,331,000	6,065,743
03/01/2031	7.375%	1,104,000	1,132,139
08/15/2032	6.625%	5,502,000	5,561,257
08/01/2033	7.000%	1,081,000	1,099,784
Total			60,499,412
Columbia High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 1.4%
Herc Holdings, Inc.(b)
06/15/2029	6.625%	1,213,000	1,252,440
06/15/2030	7.000%	2,317,000	2,427,411
03/15/2031	5.750%	671,000	680,243
06/15/2033	7.250%	5,523,000	5,829,317
03/15/2034	6.000%	1,298,000	1,305,478
Ritchie Bros Holdings, Inc.(b)
03/15/2031	7.750%	2,162,000	2,247,391
Synergy Infrastructure Holdings LLC(b)
12/01/2030	7.875%	2,131,000	2,223,850
United Rentals North America, Inc.
02/15/2031	3.875%	1,228,000	1,183,190
Total			17,149,320
Consumer Cyclical Services 1.1%
Arches Buyer, Inc.(b)
06/01/2028	4.250%	2,193,000	2,125,828
12/01/2028	6.125%	5,419,000	5,109,664
Garda World Security Corp.(b)
08/01/2032	8.250%	650,000	663,972
11/15/2032	8.375%	1,140,000	1,166,933
Match Group Holdings II LLC(b)
10/01/2031	3.625%	1,536,000	1,393,378
Match Group, Inc.(b)
12/15/2027	5.000%	1,031,000	1,030,272
06/01/2028	4.625%	1,207,000	1,192,933
Total			12,682,980
Consumer Products 0.8%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(b)
10/15/2029	9.500%	684,000	562,844
Newell Brands, Inc.(b)
06/01/2028	8.500%	1,711,000	1,800,846
Newell Brands, Inc.
05/15/2030	6.375%	1,681,000	1,686,422
05/15/2032	6.625%	2,416,000	2,416,164
Opal Bidco SAS(b)
03/31/2032	6.500%	2,520,000	2,594,738
Whirlpool Corp.
06/15/2030	6.125%	536,000	537,686
06/15/2033	6.500%	559,000	558,544
Total			10,157,244
Diversified Manufacturing 1.8%
Columbus McKinnon Corp.(b)
02/01/2033	7.125%	679,000	699,944
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emerald Debt Merger Sub LLC(b)
12/15/2030	6.625%	4,556,000	4,716,865
EMRLD Borrower LP/Co-Issuer, Inc.(b)
07/15/2031	6.750%	1,126,000	1,173,586
Gates Corp. (The)(b)
07/01/2029	6.875%	1,548,000	1,610,864
Madison IAQ LLC(b)
06/30/2029	5.875%	2,959,000	2,952,607
Vertical US Newco, Inc.(b)
07/15/2027	5.250%	1,123,000	1,121,522
WESCO Distribution, Inc.(b)
06/15/2028	7.250%	1,312,000	1,321,961
03/15/2029	6.375%	1,333,000	1,370,916
04/15/2031	5.250%	795,000	797,530
03/15/2032	6.625%	3,324,000	3,455,906
03/15/2033	6.375%	1,404,000	1,464,855
04/15/2034	5.500%	1,335,000	1,345,141
Total			22,031,697
Electric 5.2%
Alpha Generation LLC(b)
10/15/2032	6.750%	1,116,000	1,160,586
01/15/2034	6.250%	1,312,000	1,328,847
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(b)
02/15/2032	6.375%	2,770,000	2,758,473
Clearway Energy Operating LLC(b)
03/15/2028	4.750%	1,741,000	1,736,394
02/15/2031	3.750%	3,711,000	3,516,081
01/15/2032	3.750%	3,029,000	2,813,175
01/15/2034	5.750%	1,138,000	1,153,045
Long Ridge Energy LLC(b)
02/15/2032	8.750%	3,035,000	3,258,977
NextEra Energy Operating Partners LP(b)
09/15/2027	4.500%	1,771,000	1,762,846
01/15/2029	7.250%	1,702,000	1,763,742
NRG Energy, Inc.(b)
06/15/2029	5.250%	4,296,000	4,311,838
07/15/2029	5.750%	294,000	294,693
02/15/2031	3.625%	958,000	905,216
02/01/2033	6.000%	1,546,000	1,584,427
01/15/2034	5.750%	1,937,000	1,964,391
11/01/2034	6.250%	1,180,000	1,220,336
01/15/2036	6.000%	1,937,000	1,971,448
PG&E Corp.(e)
03/15/2055	7.375%	1,165,000	1,206,027
09/15/2056	6.850%	540,000	539,347
Talen Energy Supply LLC(b)
02/01/2034	6.250%	2,288,000	2,328,059
02/01/2036	6.500%	2,288,000	2,352,119

Columbia High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TerraForm Power Operating LLC(b)
01/31/2028	5.000%	1,764,000	1,766,272
01/15/2030	4.750%	2,189,000	2,143,210
Vistra Operations Co. LLC(b)
02/15/2027	5.625%	2,840,000	2,838,464
07/31/2027	5.000%	1,538,000	1,537,990
10/15/2031	7.750%	3,221,000	3,402,629
04/15/2032	6.875%	1,715,000	1,802,906
VoltaGrid LLC(b)
11/01/2030	7.375%	2,128,000	2,221,106
XPLR Infrastructure Operating Partners LP(b)
01/15/2031	8.375%	1,654,000	1,749,876
03/15/2033	8.625%	2,949,000	3,121,169
04/15/2034	7.750%	2,177,000	2,256,423
Total			62,770,112
Environmental 0.4%
Waste Pro USA, Inc.(b)
02/01/2033	7.000%	4,648,000	4,840,035
Finance Companies 4.6%
Bread Financial Holdings, Inc.(b)
05/15/2031	6.750%	573,000	584,770
CrossCountry Intermediate HoldCo LLC(b)
10/01/2030	6.500%	1,327,000	1,323,544
GGAM Finance Ltd.(b)
04/15/2029	6.875%	507,000	522,660
03/15/2030	5.875%	4,584,000	4,682,329
goeasy Ltd.(b)
12/01/2028	9.250%	178,000	176,558
07/01/2029	7.625%	2,433,000	2,281,494
05/15/2030	6.875%	370,000	329,771
10/01/2030	7.375%	369,000	326,985
02/15/2031	6.875%	856,000	738,279
Navient Corp.
03/15/2029	5.500%	1,194,000	1,115,228
03/15/2031	11.500%	1,312,000	1,392,306
OneMain Finance Corp.
05/15/2029	6.625%	4,204,000	4,298,431
03/15/2030	7.875%	1,925,000	2,013,636
09/15/2030	4.000%	2,692,000	2,485,238
11/15/2031	7.125%	991,000	1,013,886
03/15/2032	6.750%	2,477,000	2,498,427
09/15/2032	7.125%	557,000	569,609
03/15/2033	6.500%	3,211,000	3,184,995
09/15/2033	6.750%	1,258,000	1,248,747
Provident Funding Associates LP/PFG Finance Corp.(b)
09/15/2029	9.750%	4,996,000	5,199,096
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rocket Cos, Inc.(b)
08/01/2030	6.125%	1,350,000	1,384,191
08/01/2033	6.375%	1,722,000	1,780,683
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
03/01/2031	3.875%	2,598,000	2,441,588
10/15/2033	4.000%	4,781,000	4,389,108
United Wholesale Mortgage LLC(b)
04/15/2029	5.500%	3,262,000	3,196,379
UWM Holdings LLC(b)
02/01/2030	6.625%	3,344,000	3,318,226
03/15/2031	6.250%	3,558,000	3,431,792
Total			55,927,956
Food and Beverage 1.7%
Chobani Holdco II LLC(b),(d)
10/01/2029	8.750%	3,915,511	4,204,303
Post Holdings, Inc.(b)
09/15/2031	4.500%	2,109,000	2,016,705
02/15/2032	6.250%	1,302,000	1,339,525
03/01/2033	6.375%	790,000	804,742
10/15/2034	6.250%	2,100,000	2,145,190
03/15/2036	6.500%	1,994,000	2,025,876
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(b)
04/01/2029	6.250%	2,275,000	2,274,886
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%	3,668,000	3,532,499
US Foods, Inc.(b)
01/15/2032	7.250%	1,499,000	1,570,062
Total			19,913,788
Gaming 2.6%
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%	1,842,000	1,800,749
02/15/2030	7.000%	1,302,000	1,335,360
02/15/2032	6.500%	2,943,000	2,989,890
10/15/2032	6.000%	2,414,000	2,359,685
Churchill Downs, Inc.(b)
05/01/2031	6.750%	2,584,000	2,663,699
Light & Wonder International, Inc.(b)
10/01/2033	6.250%	2,409,000	2,417,524
Penn National Gaming, Inc.(b)
07/01/2029	4.125%	4,401,000	4,152,309
Rivers Enterprise Borrower LLC/Finance Corp.(b)
02/01/2033	6.625%	2,878,000	2,954,405
Rivers Enterprise Lender LLC/Corp.(b)
10/15/2030	6.250%	1,734,000	1,772,025
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	6,058,000	5,494,438
Columbia High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voyager Parent LLC(b)
07/01/2032	9.250%	3,688,000	3,937,304
Total			31,877,388
Health Care 5.1%
Acadia Healthcare Co., Inc.(b)
07/01/2028	5.500%	601,000	599,240
04/15/2029	5.000%	3,685,000	3,608,358
03/15/2033	7.375%	2,863,000	2,952,988
Avantor Funding, Inc.(b)
11/01/2029	3.875%	3,660,000	3,489,234
Bausch & Lomb Escrow Corp.(b)
10/01/2028	8.375%	1,194,000	1,240,690
Charles River Laboratories International, Inc.(b)
05/01/2028	4.250%	1,072,000	1,056,016
03/15/2029	3.750%	1,397,000	1,346,055
CHS/Community Health Systems, Inc.(b)
04/15/2029	6.875%	2,524,000	2,435,781
05/15/2030	5.250%	2,990,000	2,873,685
02/15/2031	4.750%	922,000	846,146
01/15/2032	10.875%	1,281,000	1,390,122
Concentra Escrow Issuer Corp.(b)
07/15/2032	6.875%	2,137,000	2,234,103
DaVita, Inc.(b)
06/01/2030	4.625%	1,590,000	1,556,364
07/15/2033	6.750%	2,002,000	2,079,825
IQVIA, Inc.(b)
05/15/2030	6.500%	1,268,000	1,303,053
06/01/2032	6.250%	2,244,000	2,312,297
LifePoint Health, Inc.(b)
10/15/2030	11.000%	961,000	1,044,166
Mozart Debt Merger Sub, Inc.(b)
10/01/2029	5.250%	4,042,000	4,044,273
Select Medical Corp.(b)
12/01/2032	6.250%	602,000	587,147
Star Parent, Inc.(b)
10/01/2030	9.000%	4,402,000	4,469,270
Surgery Center Holdings, Inc.(b)
04/15/2032	7.250%	4,551,000	4,545,398
Tenet Healthcare Corp.
11/01/2027	5.125%	2,309,000	2,310,034
10/01/2028	6.125%	1,456,000	1,459,836
06/15/2030	6.125%	2,352,000	2,399,573
05/15/2031	6.750%	1,992,000	2,068,548
Tenet Healthcare Corp.(b)
11/15/2032	5.500%	5,186,000	5,253,632
11/15/2033	6.000%	1,845,000	1,907,565
Total			61,413,399
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 3.7%
Civitas Resources, Inc.(b)
07/01/2028	8.375%	1,465,000	1,514,110
11/01/2030	8.625%	1,110,000	1,174,910
07/01/2031	8.750%	3,452,000	3,619,524
06/15/2033	9.625%	4,713,000	5,210,219
CNX Resources Corp.(b)
01/15/2029	6.000%	1,737,000	1,764,544
03/01/2032	7.250%	1,093,000	1,145,498
03/01/2034	5.875%	1,392,000	1,394,136
Colgate Energy Partners III LLC(b)
07/01/2029	5.875%	2,906,000	2,915,663
Comstock Resources, Inc.(b)
03/01/2029	6.750%	1,440,000	1,433,498
01/15/2030	5.875%	579,000	558,186
Crescent Energy Finance LLC(b)
04/01/2032	7.625%	580,000	586,140
01/15/2033	7.375%	1,247,000	1,239,251
Hilcorp Energy I LP/Finance Co.(b)
11/01/2028	6.250%	1,144,000	1,153,942
04/15/2032	6.250%	1,794,000	1,746,772
11/01/2033	8.375%	1,953,000	2,058,784
02/15/2035	7.250%	4,039,000	4,002,944
Matador Resources Co.(b)
04/15/2028	6.875%	1,625,000	1,658,164
04/15/2032	6.500%	2,887,000	2,948,452
04/15/2033	6.250%	569,000	578,990
Permian Resources Operating LLC(b)
01/15/2032	7.000%	3,483,000	3,654,641
SM Energy Co.
07/15/2028	6.500%	1,332,000	1,339,184
SM Energy Co.(b)
08/01/2029	6.750%	1,162,000	1,188,460
08/01/2032	7.000%	1,757,000	1,788,570
Total			44,674,582
Leisure 3.7%
Boyne USA, Inc.(b)
05/15/2029	4.750%	1,775,000	1,762,129
Carnival Corp.(b)
03/15/2030	5.750%	2,231,000	2,308,447
08/01/2032	5.750%	4,037,000	4,194,156
02/15/2033	6.125%	2,771,000	2,868,031
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	1,180,000	1,180,763
Cinemark USA, Inc.(b)
07/15/2028	5.250%	2,136,000	2,136,221

Columbia High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCL Corp., Ltd.(b)
01/15/2031	5.875%	3,180,000	3,205,410
02/01/2032	6.750%	2,214,000	2,278,061
09/15/2033	6.250%	1,147,000	1,157,311
Six Flags Entertainment Corp.(b)
05/15/2031	7.250%	5,673,000	5,571,686
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(b)
01/15/2032	8.625%	3,121,000	3,156,379
Six Flags Entertainment Corp./Theme Parks, Inc.(b)
05/01/2032	6.625%	3,050,000	3,101,253
Vail Resorts, Inc.(b)
05/15/2032	6.500%	1,970,000	2,038,756
Viking Cruises Ltd.(b)
02/15/2029	7.000%	2,035,000	2,037,897
07/15/2031	9.125%	3,088,000	3,283,456
10/15/2033	5.875%	4,059,000	4,141,037
Total			44,420,993
Lodging 1.0%
Hilton Domestic Operating Co., Inc.(b)
03/15/2033	5.875%	2,788,000	2,867,453
09/15/2033	5.750%	1,468,000	1,503,103
Hilton Grand Vacations Borrower Escrow LLC(b)
07/01/2031	4.875%	1,829,000	1,719,494
01/15/2032	6.625%	2,288,000	2,335,557
Marriott Ownership Resorts, Inc.(b)
10/01/2033	6.500%	4,180,000	4,048,522
Total			12,474,129
Media and Entertainment 3.4%
Clear Channel Outdoor Holdings, Inc.(b)
04/15/2028	7.750%	2,890,000	2,913,930
06/01/2029	7.500%	2,991,000	3,012,796
04/01/2030	7.875%	3,064,000	3,229,041
02/15/2031	7.125%	1,746,000	1,844,580
03/15/2033	7.500%	2,565,000	2,769,065
Gray Escrow II, Inc.(b)
11/15/2031	5.375%	217,000	171,471
Gray Media, Inc.(b)
07/15/2032	9.625%	2,268,000	2,356,741
08/15/2033	7.250%	1,525,000	1,575,187
iHeartCommunications, Inc.(b)
05/01/2029	9.125%	787,348	700,666
08/15/2030	7.750%	596,490	477,296
Mav Acquisition Corp.(b)
08/01/2029	8.000%	1,215,000	1,207,382
McGraw-Hill Education, Inc.(b)
09/01/2031	7.375%	1,407,000	1,436,384
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(b)
01/15/2029	4.250%	610,000	598,674
03/15/2030	4.625%	601,000	589,830
Roblox Corp.(b)
05/01/2030	3.875%	1,227,000	1,168,367
Snap, Inc.(b)
03/01/2033	6.875%	2,804,000	2,793,309
03/15/2034	6.875%	3,618,000	3,611,218
Univision Communications, Inc.(b)
08/15/2028	8.000%	2,181,000	2,243,628
06/30/2030	7.375%	1,626,000	1,626,253
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	2,105,000	1,934,036
03/15/2042	5.050%	5,060,000	3,555,223
03/15/2052	5.141%	1,105,000	725,592
Total			40,540,669
Metals and Mining 2.3%
Carpenter Technology Corp.(b)
03/01/2034	5.625%	1,740,000	1,773,481
Cleveland-Cliffs, Inc.(b)
11/01/2029	6.875%	1,109,000	1,142,011
03/15/2032	7.000%	407,000	413,625
05/01/2033	7.375%	437,000	448,466
Compass Minerals International, Inc.(b)
07/01/2030	8.000%	1,668,000	1,761,289
Constellium SE(b)
04/15/2029	3.750%	1,836,000	1,778,999
08/15/2032	6.375%	2,228,000	2,319,904
Hudbay Minerals, Inc.(b)
04/01/2029	6.125%	1,703,000	1,717,169
Kaiser Aluminum Corp.(b)
06/01/2031	4.500%	4,348,000	4,200,635
03/01/2034	5.875%	4,108,000	4,155,209
Novelis Corp.(b)
01/30/2030	4.750%	2,994,000	2,901,493
08/15/2031	3.875%	2,766,000	2,532,803
08/15/2033	6.375%	1,790,000	1,808,382
Novelis, Inc.(b)
01/30/2030	6.875%	1,070,000	1,104,544
Total			28,058,010
Midstream 5.7%
AmeriGas Partners LP/Finance Corp.(b)
06/01/2030	9.500%	2,741,000	2,935,223
Antero Midstream Partners LP/Finance Corp.(b)
02/01/2032	6.625%	2,160,000	2,243,206
Columbia High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNX Midstream Partners LP(b)
04/15/2030	4.750%	4,254,000	4,150,373
Delek Logistics Partners LP/Finance Corp.(b)
03/15/2029	8.625%	4,874,000	5,092,117
06/30/2033	7.375%	4,758,000	4,923,536
Hess Midstream Operations LP(b)
03/01/2028	5.875%	983,000	999,609
10/15/2030	5.500%	802,000	808,093
ITT Holdings LLC(b)
08/01/2029	6.500%	436,000	423,753
NuStar Logistics LP
04/28/2027	5.625%	1,089,000	1,099,292
Rockies Express Pipeline LLC(b)
03/15/2033	6.750%	1,077,000	1,133,731
Sunoco LP(b),(e),(f)
	7.875%	5,082,000	5,267,925
Sunoco LP(b)
05/01/2029	7.000%	2,606,000	2,703,883
05/01/2032	7.250%	1,670,000	1,763,951
07/01/2033	6.250%	2,350,000	2,417,410
Sunoco LP(b),(c)
07/15/2031	5.375%	1,645,000	1,647,667
TransMontaigne Partners LLC(b)
06/15/2030	8.500%	3,984,000	4,167,730
Venture Global Calcasieu Pass LLC(b)
08/15/2031	4.125%	1,323,000	1,241,148
11/01/2033	3.875%	1,096,000	975,620
Venture Global LNG, Inc.(b),(e),(f)
	9.000%	5,407,000	4,727,036
Venture Global LNG, Inc.(b)
02/01/2029	9.500%	1,512,000	1,621,737
01/15/2030	7.000%	1,148,000	1,163,101
06/01/2031	8.375%	1,939,000	1,984,764
02/01/2032	9.875%	1,388,000	1,470,860
Venture Global Plaquemines LNG LLC(b)
12/15/2030	6.125%	845,000	877,642
01/15/2034	6.500%	3,716,000	3,910,780
06/15/2034	6.500%	1,119,000	1,177,123
05/01/2035	7.750%	1,572,000	1,783,929
01/15/2036	6.750%	6,012,000	6,410,540
Total			69,121,779
Oil Field Services 2.4%
Archrock Partners LP/Finance Corp.(b)
09/01/2032	6.625%	1,692,000	1,758,260
Archrock Services LP /Partners Finance Corp.(b)
02/01/2034	6.000%	1,793,000	1,813,752
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kodiak Gas Services LLC(b)
02/15/2029	7.250%	1,321,000	1,368,795
10/01/2033	6.500%	2,334,000	2,407,292
10/01/2035	6.750%	2,258,000	2,358,385
Nabors Industries, Inc.(b)
01/31/2030	9.125%	2,460,000	2,587,464
08/15/2031	8.875%	1,916,000	1,984,398
11/15/2032	7.625%	1,780,000	1,828,720
Transocean Aquila Ltd.(b)
09/30/2028	8.000%	2,558,246	2,623,082
Transocean Titan Financing Ltd.(b)
02/01/2028	8.375%	3,722,086	3,801,704
Transocean, Inc.(b)
05/15/2031	8.500%	2,670,000	2,823,966
USA Compression Partners LP/Finance Corp.(b)
03/15/2029	7.125%	3,284,000	3,393,960
Total			28,749,778
Other Industry 0.5%
Installed Building Products, Inc.(b)
02/01/2034	5.625%	676,000	685,793
Williams Scotsman International, Inc.(b)
08/15/2028	4.625%	2,944,000	2,926,590
Williams Scotsman, Inc.(b)
06/15/2029	6.625%	1,276,000	1,317,758
04/15/2030	6.625%	767,000	793,848
Total			5,723,989
Other REIT 1.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
10/01/2028	5.875%	3,522,000	3,522,045
05/15/2029	4.875%	2,929,000	2,877,947
RHP Hotel Properties LP/Finance Corp.(b)
07/15/2028	7.250%	811,000	833,172
04/01/2032	6.500%	2,080,000	2,154,787
06/15/2033	6.500%	1,475,000	1,532,985
RHP Hotel Properties LP/Finance Corp.(b),(c)
03/15/2034	5.750%	553,000	556,663
Service Properties Trust
06/15/2029	8.375%	1,117,000	1,176,264
Service Properties Trust(b)
11/15/2031	8.625%	1,075,000	1,130,923
Total			13,784,786
Packaging 1.0%
Ardagh Metal Packaging Finance USA LLC/PLC(b)
09/01/2029	4.000%	5,692,000	5,428,699
01/30/2031	6.250%	1,188,000	1,216,429

Columbia High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clydesdale Acquisition Holdings, Inc.(b)
04/15/2030	8.750%	4,333,000	4,327,699
04/15/2032	6.750%	1,116,000	1,124,086
Total			12,096,913
Pharmaceuticals 1.3%
1261229 BC Ltd.(b)
04/15/2032	10.000%	5,204,000	5,406,104
Bausch Health Companies, Inc.(b)
01/31/2027	8.500%	535,000	530,700
06/01/2028	4.875%	1,785,000	1,658,245
09/30/2028	11.000%	323,000	337,658
02/15/2029	6.250%	602,000	479,085
Grifols Escrow Issuer SA(b)
10/15/2028	4.750%	4,816,000	4,749,481
Organon Finance 1 LLC(b)
04/30/2028	4.125%	1,548,000	1,518,896
04/30/2031	5.125%	624,000	553,422
Total			15,233,591
Property & Casualty 4.3%
Acrisure LLC/Finance, Inc.(b)
02/01/2029	8.250%	1,940,000	1,943,966
08/01/2029	6.000%	3,294,000	3,072,879
07/01/2032	6.750%	1,346,000	1,320,518
Alliant Holdings Intermediate LLC/Co-Issuer(b)
10/15/2027	6.750%	2,734,000	2,735,627
04/15/2028	6.750%	2,866,000	2,897,044
10/01/2031	6.500%	1,559,000	1,569,985
10/01/2032	7.375%	3,328,000	3,301,210
Ardonagh Finco Ltd.(b)
02/15/2031	7.750%	4,899,000	5,018,993
Ardonagh Group Finance Ltd.(b)
02/15/2032	8.875%	6,931,000	6,853,204
Asurion LLC and Asurion Co-Issuer, Inc.(b)
02/01/2034	8.375%	1,771,000	1,760,517
BroadStreet Partners, Inc.(b)
04/15/2029	5.875%	4,036,000	3,909,927
Howden UK Refinance PLC/2 PLC/US Refinance LLC(b)
02/15/2032	8.125%	4,380,000	4,194,525
HUB International Ltd.(b)
01/31/2032	7.375%	3,370,000	3,438,140
HUB International, Ltd.(b)
06/15/2030	7.250%	6,080,000	6,270,356
Panther Escrow Issuer LLC(b)
06/01/2031	7.125%	2,231,000	2,269,273
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ryan Specialty LLC(b)
08/01/2032	5.875%	1,164,000	1,174,164
Total			51,730,328
Railroads 0.9%
Genesee & Wyoming, Inc.(b)
04/15/2032	6.250%	4,230,000	4,360,858
Watco Cos LLC/Finance Corp.(b)
08/01/2032	7.125%	6,175,000	6,494,754
Total			10,855,612
Restaurants 0.7%
1011778 BC ULC/New Red Finance, Inc.(b)
09/15/2029	5.625%	2,253,000	2,292,893
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2030	6.750%	4,769,000	4,499,088
Yum! Brands, Inc.
04/01/2032	5.375%	1,770,000	1,798,916
Total			8,590,897
Retailers 2.1%
Advance Auto Parts, Inc.(b)
08/01/2030	7.000%	1,799,000	1,844,450
08/01/2033	7.375%	2,409,000	2,468,482
Asbury Automotive Group, Inc.(b)
02/15/2032	5.000%	1,087,000	1,056,861
Beach Acquisition Bidco LLC(b),(d)
07/15/2033	10.000%	5,121,622	5,659,550
Belron UK Finance PLC(b)
10/15/2029	5.750%	1,399,000	1,430,521
Group 1 Automotive, Inc.(b)
08/15/2028	4.000%	2,345,000	2,299,246
01/15/2030	6.375%	885,000	907,017
L Brands, Inc.
06/15/2029	7.500%	735,000	748,304
LCM Investments Holdings II LLC(b)
05/01/2029	4.875%	1,796,000	1,771,098
08/01/2031	8.250%	1,102,000	1,160,549
Lithia Motors, Inc.(b)
01/15/2031	4.375%	1,665,000	1,596,719
PetSmart LLC/Finance Corp.(b)
09/15/2032	7.500%	1,105,000	1,118,243
09/15/2033	10.000%	540,000	541,170
Wolverine World Wide, Inc.(b)
08/15/2029	4.000%	3,412,000	3,220,011
Total			25,822,221
Columbia High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.2%
Albertsons Cos, Inc.(b)
03/31/2032	5.625%	2,401,000	2,410,211
Technology 10.3%
Amentum Escrow Corp.(b)
08/01/2032	7.250%	3,351,000	3,510,427
APLD ComputeCo LLC(b)
12/15/2030	9.250%	5,129,000	5,384,266
Black Pearl Compute LLC(b)
02/15/2031	6.125%	2,767,000	2,833,319
Block, Inc.(b)
08/15/2030	5.625%	1,679,000	1,700,903
08/15/2033	6.000%	1,313,000	1,333,645
Block, Inc.
05/15/2032	6.500%	3,353,000	3,449,066
CACI International, Inc.(b),(c)
06/15/2033	6.375%	2,899,000	2,988,677
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(b)
06/15/2029	8.000%	828,000	530,101
Central Parent, Inc./CDK Global, Inc.(b)
06/15/2029	7.250%	831,000	525,160
Cipher Compute LLC(b)
11/15/2030	7.125%	2,917,000	3,042,136
Clarivate Science Holdings Corp.(b)
07/01/2029	4.875%	6,922,000	5,687,687
Cloud Software Group, Inc,(b)
08/15/2033	6.625%	576,000	543,589
Cloud Software Group, Inc.(b)
09/30/2029	9.000%	7,661,000	7,465,651
06/30/2032	8.250%	1,856,000	1,857,627
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%	8,404,000	6,875,460
CoreWeave, Inc.(b)
06/01/2030	9.250%	1,760,000	1,723,619
02/01/2031	9.000%	2,245,000	2,171,066
Entegris Escrow Corp.(b)
06/15/2030	5.950%	4,576,000	4,667,949
Fair Isaac Corp.(b)
05/15/2033	6.000%	1,454,000	1,469,590
Flash Compute LLC(b)
12/31/2030	7.250%	1,613,000	1,652,229
HealthEquity, Inc.(b)
10/01/2029	4.500%	1,785,000	1,737,588
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ION Platform Finance US Inc./SARL(b)
05/01/2028	4.625%	4,210,000	3,899,571
05/01/2028	5.000%	260,000	241,142
05/15/2028	5.750%	2,323,000	2,171,941
05/01/2029	8.750%	2,225,000	2,068,579
05/30/2029	9.500%	3,309,000	3,107,498
ION Platform Finance US, Inc.(b)
09/30/2032	7.875%	3,399,000	2,732,433
Iron Mountain, Inc.(b)
02/15/2029	7.000%	1,865,000	1,914,285
09/15/2029	4.875%	594,000	588,375
01/15/2033	6.250%	1,457,000	1,487,578
Minerva Merger Sub, Inc.(b)
02/15/2030	6.500%	3,983,000	3,744,853
NCR Atleos Escrow Corp.(b)
04/01/2029	9.500%	4,172,000	4,475,692
NCR Corp.(b)
10/01/2028	5.000%	142,000	139,647
04/15/2029	5.125%	2,161,000	2,118,379
Neptune Bidco US, Inc.(b)
04/15/2029	9.290%	3,550,000	3,560,767
05/15/2031	10.375%	1,352,000	1,364,823
02/15/2033	9.500%	1,022,000	1,001,530
Picard Midco, Inc.(b)
03/31/2029	6.500%	4,019,000	3,940,829
Science Applications International Corp.(b)
11/01/2033	5.875%	2,826,000	2,802,333
Seagate Data Storage Technology Pte Ltd.(b)
12/15/2029	8.250%	1,495,000	1,577,817
Shift4 Payments LLC/Finance Sub, Inc.(b)
08/15/2032	6.750%	3,513,000	3,438,977
SV RNO Property Owner 1 LLC(b)
03/01/2031	5.875%	7,784,000	7,817,632
Synaptics, Inc.(b)
06/15/2029	4.000%	1,228,000	1,185,328
UKG, Inc.(b)
02/01/2031	6.875%	1,469,000	1,425,509
WEX, Inc.(b)
03/15/2033	6.500%	2,644,000	2,653,642
WULF Compute LLC(b)
10/15/2030	7.750%	1,401,000	1,483,380
ZoomInfo Technologies LLC/Finance Corp.(b)
02/01/2029	3.875%	3,065,000	2,644,144
Total			124,736,439

Columbia High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(b)
02/15/2031	8.000%	2,643,000	2,620,474
06/15/2032	8.375%	3,351,000	3,296,049
Total			5,916,523
Wireless 1.0%
Altice France(b)
03/15/2032	6.500%	7,041,927	6,733,871
Altice France Lux 3/Holdings 1(b)
01/15/2033	10.000%	928,400	873,561
Vmed O2 UK Financing I PLC(b)
07/15/2031	4.750%	3,125,000	2,778,874
04/15/2032	7.750%	1,636,000	1,635,992
Total			12,022,298
Wirelines 1.5%
Fibercop SpA(b)
07/18/2036	7.200%	451,000	458,949
Iliad Holding SAS(b)
10/15/2028	7.000%	3,036,000	3,070,774
Iliad Holding SASU(b)
04/15/2031	8.500%	637,000	682,095
04/15/2032	7.000%	1,443,000	1,483,481
Level 3 Financing, Inc.(b)
01/15/2036	8.500%	2,895,000	3,013,818
Optics Bidco SpA(b)
06/04/2038	7.721%	1,549,000	1,591,241
Uniti Group LP/Fiber Holdings, Inc./CSL Capital LLC(b)
01/15/2030	6.000%	1,249,000	1,183,214
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(b)
06/15/2032	8.625%	1,008,000	1,021,587
Windstream Escrow LLC/Finance Corp.(b)
10/01/2031	8.250%	3,431,000	3,608,097
Windstream Services LLC(b)
10/15/2033	7.500%	1,487,000	1,547,017
Total			17,660,273
Total Corporate Bonds & Notes (Cost $1,100,109,410)			1,102,661,983

Exchange-Traded Fixed Income Funds 2.1%
	Shares	Value ($)
High Yield 2.1%
Columbia Short Duration High Yield ETF(g)	200,000	4,060,260
Columbia US High Yield ETF(g)	1,040,000	21,044,400
Total		25,104,660
Total Exchange-Traded Fixed Income Funds (Cost $24,922,400)		25,104,660

Foreign Government Obligations(h) 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.2%
NOVA Chemicals Corp.(b)
02/15/2030	9.000%	2,298,000	2,444,067
Total Foreign Government Obligations (Cost $2,305,152)			2,444,067

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(a),(b),(f),(i),(j),(k)	3,882	60,778
Total Communication Services		60,778
Total Rights (Cost $226)		60,778

Senior Loans 0.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
CP Atlas Buyer, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	8.923%	2,440,306	2,355,920
Chemicals 0.4%
Ineos Quattro Holdings UK Ltd.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.023%	1,472,506	1,191,508
Ineos US Finance LLC(l),(m)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	6.923%	4,307,189	3,607,271
Total			4,798,779
Columbia High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.3%
Ascend Learning LLC(l),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.673%	3,983,841	3,784,649
Total Senior Loans (Cost $11,955,510)			10,939,348

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(g),(n)	39,545,811	39,537,902
Total Money Market Funds (Cost $39,542,486)		39,537,902
Total Investments in Securities (Cost: $1,185,778,970)		1,189,261,848
Other Assets & Liabilities, Net		16,010,551
Net Assets		1,205,272,399
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2026, the total value of these securities amounted to $1,032,301,207, which represents 85.65% of total net assets.

(c)	Represents a security purchased on a when-issued basis.
(d)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2026.

(f)	Perpetual security with no specified maturity date.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short Duration High Yield ETF
	—	4,053,000	—	7,260	4,060,260	2,290	—	116,308	200,000
Columbia Short-Term Cash Fund, 3.777%
	45,302,659	267,483,640	(273,252,503)	4,106	39,537,902	—	(904)	1,062,182	39,545,811
Columbia US High Yield ETF
	13,805,382	7,110,600	—	128,418	21,044,400	—	—	759,424	1,040,000
Total	59,108,041			139,784	64,642,562	2,290	(904)	1,937,914

(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2026, the total value of these securities amounted to $60,778, which represents 0.01% of total net assets.

(j)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At February 28, 2026, the total market value of these securities amounted to $60,778, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Altice Luxembourg France SA, CVR	10/15/2025	3,882	226	60,778

Columbia High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(k)	Valuation based on significant unobservable inputs.
(l)
The stated interest rate represents the weighted average interest rate at February 28, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Variable rate security. The interest rate shown was the current rate as of February 28, 2026.
(n)	The rate shown is the seven-day current annualized yield at February 28, 2026.
Abbreviation Legend
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia High Yield Bond Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT160_05_T01_(04/26)